Goldman Sachs Dynamic Global Equity Fund Expense Example - A C Inst Serv Inv R R6 Shares [Member] - Goldman Sachs Dynamic Global Equity Fund	Dec. 31, 2025 USD ($)
Class A Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 645
Expense Example, with Redemption, 3 Years	874
Expense Example, with Redemption, 5 Years	1,121
Expense Example, with Redemption, 10 Years	1,827
Class C Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	277
Expense Example, with Redemption, 3 Years	575
Expense Example, with Redemption, 5 Years	999
Expense Example, with Redemption, 10 Years	2,180
Institutional Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	230
Expense Example, with Redemption, 5 Years	410
Expense Example, with Redemption, 10 Years	930
Service Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	115
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	679
Expense Example, with Redemption, 10 Years	1,511
Investor Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	76
Expense Example, with Redemption, 3 Years	265
Expense Example, with Redemption, 5 Years	469
Expense Example, with Redemption, 10 Years	1,061
Class R Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	421
Expense Example, with Redemption, 5 Years	738
Expense Example, with Redemption, 10 Years	1,635
Class R6 Shares
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	63
Expense Example, with Redemption, 3 Years	227
Expense Example, with Redemption, 5 Years	404
Expense Example, with Redemption, 10 Years	$ 918